Property, Plant and Equipment	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2016	2017
Leasehold land and buildings	$31,927	$31,927
Plant and machinery	41,062	39,589
Furniture, fixtures and equipment	11,734	11,622
Motor vehicles	1,369	1,396
Leasehold improvements	2,510	3,228
Impairment	(3,467)	(3,218)
	85,135	84,544
Less: accumulated depreciation and amortization	(52,783)	(52,552)
Net book value	$32,352	$31,992

Included in furniture, fixtures and equipment is computer software with net values of $57 and $8 as of March 31, 2016 and 2017, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2016	2017
Land use right of state-owned land and buildings erected thereon (a)	$27,771	$27,771
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$31,927	$31,927

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2017, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $6,203 and $6,594 as of March 31, 2016 and 2017, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2016	2017
Cost	$8,099	$8,831
Less: accumulated depreciation and amortization	(1,896)	(2,237)
Net book value	$6,203	$6,594

During the years ended March 31, 2015, 2016 and 2017, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $2,824, $2,373 and $2,135 during the years ended March 31, 2015, 2016 and 2017, respectively.